[Aetna Logo]          151 Farmington Avenue       Barbara Finnegan Reiff
                      Hartford, CT  06156         Contracts & Prospectuses, TS41
                                                  Products Group
                                                  860-273-9792
                                                  Fax: 860-273-3004




April 30,  1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Aetna Investment Advisers Fund, Inc.
     File Nos. 33-27247 and 811-5773


Dear Sir or Madam:

Submitted for filing pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 15 to the Registration Statement for the above-referenced Registrant do not differ from that which was filed electronically on April 11, 1997.

Any questions regarding this submission can be directed to the undersigned at
(860) 273-9792.

Sincerely,


/s/ Barbara Finnegan Reiff
---------------------------
Barbara Finnegan Reiff
Prospectus Unit